Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our principal executive officers (“PEOs”) and the average of our other named executive officers (“NEOs”) and certain financial metrics of our Company. The following table also provides information regarding company performance over the same periods, as well as the relationship of “compensation actually paid” to our PEOs and NEOs to company performance.

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Esther Rajavelu ($)(1)	Summary Compensation Table Total for Satyavrat Shukla ($)(2)	Summary Compensation Table Total for Ankit Mahadevia ($)(3)	Compensation Actually Paid to Esther Rajavelu ($)(4)(5)	Compensation Actually Paid to Satyavrat Shukla ($)(3)(5)	Compensation Actually Paid to Ankit Mahadevia ($)(4)(5)	Average Summary Compensation Table Total Compensation for Other NEOs ($)(6)	Average Compensation Actually Paid to Other NEOs ($)(6)(7)	Company TSR ($)(8)	Net Income (loss) ($ in thousands) (9)
2025	2,061,496	2,025,178	—	3,344,368	982,033	—	1,440,820	2,268,982	12	8,572
2024	—	1,953,238	—		2,245,682	—	944,965	1,721,025	5	(68,566)
2023	—	2,024,647	2,385,905		2,020,658	2,622,030	1,446,848	1,487,365	8	22,806

(1)	Ms. Rajavelu was one of our PEOs during 2025.
(2)
Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Mr. Shukla’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid.”

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($)(a)	Deductions for Reported Grant Date Fair Value of Option Awards ($)(a)	Additions for Pay Versus Performance Equity Adjustments ($)(b)	Compensation Actually Paid ($)
2025	2,025,178	(603,380)	—	(439,765)	982,033
2024	1,953,238	(1,066,817)	—	1,359,261	2,245,682

(a)	Reflects the amounts reported in the Stock Awards column of the Summary Compensation Table in the relevant years.
(b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2025	—	(404,790)	(34,975)	(439,765)
2024	858,445	494,488	6,328	1,359,261

(3)
Dr. Mahadevia was one of our PEOs during 2023. Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Dr. Mahadevia’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid.”

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($)(a)	Deductions for Reported Grant Date Fair Value of Option Awards ($)(a)	Additions for Pay Versus Performance Equity Adjustments ($)(b)	Compensation Actually Paid ($)
2023	2,385,905	(999,998)	—	1,236,123	2,622,030

(a)	Reflects the amounts reported in the Stock Awards columns of the Summary Compensation Table in the relevant year.
(b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

(4)
Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Ms. Rajavelu’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid.”

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($)(a)	Deductions for Reported Grant Date Fair Value of Option Awards ($)	Additions for Pay Versus Performance Equity Adjustments ($)(b)	Compensation Actually Paid ($)
2025	2,061,496	(413,705)	—	1,696,577	3,344,368

(a)	Reflects the amounts reported in the Stock Awards column of the Summary Compensation Table in the relevant years.
(b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values in the relevant year.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2025	1,284,154	311,869	100,554	1,696,577

(5)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs are valued based on the closing stock price on the relevant measurement date. Stock options are valued using a Black-Scholes model as at the relevant measurement dates.

(6)	Reflects compensation for the following non-PEO NEOs:
2025: Mr. Keutzer
2024: Ms. Rajavelu and Mr. Keutzer
2023: Ms. Tamara Joseph, our former Chief Legal Officer and Corporate Secretary and Mr. Keutzer

(7)
Average “compensation actually paid” for the
non-PEO
NEOs has been calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to average Summary Compensation Table total compensation for each year to determine average “compensation actually paid.”

Year	Summary Compensation Table Total	Deductions for Reported Grant Date Fair Value of Stock Awards(a)	Deductions for Reported Grant Date Fair Value of Option Awards(a)	Additions for Pay Versus Performance Equity Adjustments(b)	Compensation Actually Paid
2025	1,440,820	(213,710)	—	1,041,872	2,268,982
2024	944,965	(282,284)	—	1,058,344	1,721,025
2023	1,446,848	(499,999)	—	540,516	1,487,365

(a)	Reflects the average amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
(b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Average Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2025	620,104	427,938	(6,170)	1,041,872
2024	908,191	153,664	(3,511)	1,058,344
2023	147,945	371,929	20,642	540,516

(8)
As required under Item 201(e) of Regulation
S-K,
total shareholder return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2022, through and including the end of the applicable fiscal year for which total shareholder return is calculated, or December 31, 2023, December 31, 2024, and December 31, 2025, respectively.

(9)	The dollar amounts are our net income (loss) amounts reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(6)	Reflects compensation for the following non-PEO NEOs:
2025: Mr. Keutzer
2024: Ms. Rajavelu and Mr. Keutzer
2023: Ms. Tamara Joseph, our former Chief Legal Officer and Corporate Secretary and Mr. Keutzer

Adjustment To PEO Compensation, Footnote
(2)
Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Mr. Shukla’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid.”

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($)(a)	Deductions for Reported Grant Date Fair Value of Option Awards ($)(a)	Additions for Pay Versus Performance Equity Adjustments ($)(b)	Compensation Actually Paid ($)
2025	2,025,178	(603,380)	—	(439,765)	982,033
2024	1,953,238	(1,066,817)	—	1,359,261	2,245,682

(a)	Reflects the amounts reported in the Stock Awards column of the Summary Compensation Table in the relevant years.
(b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2025	—	(404,790)	(34,975)	(439,765)
2024	858,445	494,488	6,328	1,359,261

(3)
Dr. Mahadevia was one of our PEOs during 2023. Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Dr. Mahadevia’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid.”

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($)(a)	Deductions for Reported Grant Date Fair Value of Option Awards ($)(a)	Additions for Pay Versus Performance Equity Adjustments ($)(b)	Compensation Actually Paid ($)
2023	2,385,905	(999,998)	—	1,236,123	2,622,030

(a)	Reflects the amounts reported in the Stock Awards columns of the Summary Compensation Table in the relevant year.
(b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

(4)
Calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to Ms. Rajavelu’s total compensation as reported in the Summary Compensation Table to determine “compensation actually paid.”

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock Awards ($)(a)	Deductions for Reported Grant Date Fair Value of Option Awards ($)	Additions for Pay Versus Performance Equity Adjustments ($)(b)	Compensation Actually Paid ($)
2025	2,061,496	(413,705)	—	1,696,577	3,344,368

(a)	Reflects the amounts reported in the Stock Awards column of the Summary Compensation Table in the relevant years.
(b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values in the relevant year.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2025	1,284,154	311,869	100,554	1,696,577

Non-PEO NEO Average Total Compensation Amount			$ 1,440,820	$ 944,965	$ 1,446,848
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,268,982	1,721,025	1,487,365
Adjustment to Non-PEO NEO Compensation Footnote
(7)
Average “compensation actually paid” for the
non-PEO
NEOs has been calculated in accordance with Item 402(v)(2) of Regulation
S-K.
The following adjustments were made to average Summary Compensation Table total compensation for each year to determine average “compensation actually paid.”

Year	Summary Compensation Table Total	Deductions for Reported Grant Date Fair Value of Stock Awards(a)	Deductions for Reported Grant Date Fair Value of Option Awards(a)	Additions for Pay Versus Performance Equity Adjustments(b)	Compensation Actually Paid
2025	1,440,820	(213,710)	—	1,041,872	2,268,982
2024	944,965	(282,284)	—	1,058,344	1,721,025
2023	1,446,848	(499,999)	—	540,516	1,487,365

(a)	Reflects the average amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
(b)	The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Average Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2025	620,104	427,938	(6,170)	1,041,872
2024	908,191	153,664	(3,511)	1,058,344
2023	147,945	371,929	20,642	540,516

Compensation Actually Paid vs. Total Shareholder Return
The following graph visually describes the relationship between “compensation actually paid” to PEOs for each applicable year and the average “compensation actually paid” to our other
Non-PEO
NEOs, to the cumulative total stockholder return of our company.

Compensation Actually Paid vs. Net Income
The following graph visually describes the relationship between “compensation actually paid” to our PEOs for each applicable year and the average “compensation actually paid” to our other
Non-PEO
NEOs, to net income (loss).

Total Shareholder Return Amount			$ 12	5	8
Net Income (Loss)			8,572,000	(68,566,000)	22,806,000
Mr. Shukla [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,025,178	1,953,238	2,024,647
PEO Actually Paid Compensation Amount			$ 982,033	$ 2,245,682	2,020,658
PEO Name	Mr. Shukla		Mr. Shukla	Mr. Shukla
Dr. Mahadevia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	2,385,905
PEO Actually Paid Compensation Amount			0	0	2,622,030
PEO Name		Dr. Mahadevia
Ms.Rajavelu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,061,496	0	0
PEO Actually Paid Compensation Amount			$ 3,344,368
PEO Name			Ms. Rajavelu
PEO | Mr. Shukla [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (439,765)	1,359,261
PEO | Mr. Shukla [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	858,445
PEO | Mr. Shukla [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(404,790)	494,488
PEO | Mr. Shukla [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,975)	6,328
PEO | Mr. Shukla [Member] | Deductions for Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(603,380)	(1,066,817)
PEO | Mr. Shukla [Member] | Deductions for Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Dr. Mahadevia [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,236,123
PEO | Dr. Mahadevia [Member] | Deductions for Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(999,998)
PEO | Dr. Mahadevia [Member] | Deductions for Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Ms.Rajavelu [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,696,577
PEO | Ms.Rajavelu [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,284,154
PEO | Ms.Rajavelu [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			311,869
PEO | Ms.Rajavelu [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			100,554
PEO | Ms.Rajavelu [Member] | Deductions for Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(413,705)
PEO | Ms.Rajavelu [Member] | Deductions for Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,041,872	1,058,344	540,516
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			620,104	908,191	147,945
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			427,938	153,664	371,929
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,170)	(3,511)	20,642
Non-PEO NEO | Deductions for Reported Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(213,710)	(282,284)	(499,999)
Non-PEO NEO | Deductions for Reported Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0